INCOME TAXES	6 Months Ended
Jun. 30, 2014
INCOME TAXES
INCOME TAXES	11. INCOME TAXES The effective income tax rate for the three and six months ended June 30, 2014 were 24.9% and 23.5%, respectively (2013 - 24.6% and 24.8%, respectively).